As filed with the Securities and Exchange Commission on November 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.71%
	Beverages - 1.77%
5,600	The Coca-Cola Co.	$300,720

	Biotechnology - 1.48%
11,100	Alnylam Pharmaceuticals, Inc.*	251,748

	Cable Providers - 2.96%
29,820	Comcast Corp. - Class A	503,660

	Communications Equipment - 2.07%
15,000	Cisco Systems, Inc.*	353,100

	Consumer Discretionary - 2.05%
16,700	CarMax, Inc.*	349,030

	Diversified Financial Services - 2.44%
24,500	Bank of America Corp.	414,540

	Diversified Telecommunication Services - 2.29%
14,430	AT&T, Inc.	389,754

	Food & Staples Retailing - 4.85%
13,000	Sysco Corp.	323,050
10,250	Wal-Mart Stores, Inc.	503,172
		826,222

	Food Products - 1.73%
7,400	H.J. Heinz Co.	294,150

	Health Care Providers & Services - 5.28%
6,600	McKesson Corp.	393,030
9,700	Quest Diagnostics, Inc.	506,243
		899,273

	Hotels, Restaurants & Leisure - 2.54%
12,780	Yum! Brands, Inc.	431,453

	Household Products - 5.38%
5,700	Kimberly-Clark Corp.	336,186
10,000	Procter & Gamble Co.	579,200
		915,386

	Information Retrieval Services - 2.93%
1,005	Google, Inc. - Class A*	498,329

	Insurance - 1.84%
94	Berkshire Hathaway, Inc. - Class B*	312,362

	Internet Provider - 1.86%
17,800	Yahoo! Inc.*	317,018

	IT Services - 2.53%
14,800	Paychex, Inc.	429,940

	Metals & Mining - 2.77%
10,700	Newmont Mining Corp.	471,014

	Oil & Gas - 5.72%
16,050	Suncor Energy, Inc.#	554,688
7,080	Total SA - ADR	419,561
		974,249

	Pharmaceuticals - 10.19%
9,200	Genzyme Corp.*	521,916
8,510	Novartis AG - ADR	428,734
11,500	Perrigo Co.	390,885
8,100	Wyeth	393,498
		1,735,033

	Professional Services - 2.25%
9,000	FTI Consulting, Inc.*	383,490

	Scientific Instruments - 2.45%
9,550	Thermo Fisher Scientific, Inc.*	417,049

	Semiconductors & Semiconductor Equipment - 3.36%
29,190	Intel Corp.	571,248

	Software - 2.47%
16,270	Microsoft Corp.	421,230

	Specialty Retail - 1.97%
15,420	PetSmart, Inc.	335,385

	Utilities - 2.97%
10,200	Exelon Corp.	506,124

	Wireless Telecommunication Services - 2.56%
19,400	Vodafone Group Plc - ADR	436,500
	Total Common Stocks (Cost $12,498,583)	13,738,007

	EXCHANGE-TRADED FUNDS - 2.76%
4,400	iShares iBoxx $ Investment Grade Corporate Bond Fund (Cost $434,137)	469,392

	SHORT-TERM INVESTMENTS - 18.20%
3,098,061	SEI Daily Income Trust Government Fund, Class B, 0.05%† (Cost $3,098,061)	3,098,061
	Total Investments in Securities (Cost $16,030,781) - 101.67%	17,305,460
	Liabilities in Excess of Other Assets - (1.67)%	(284,251)
	Net Assets - 100.00%	$17,021,209

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of September 30, 2009.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows**:

Cost of investments	$16,030,781

Gross unrealized appreciation	$1,534,174
Gross unrealized depreciation	(259,495)
Net unrealized appreciation	$1,274,679

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,619,528	$—	$—	$1,619,528
Consumer Staples	2,336,478	—	—	2,336,478
Energy	974,249	—	—	974,249
Financials	726,902	—	—	726,902
Healthcare	3,303,102	—	—	3,303,102
Industrials	383,490	—	—	383,490
Information Technology	2,590,866	—	—	2,590,866
Materials	471,014	—	—	471,014
Telecommunication Services	826,254	—	—	826,254
Utilities	506,124	—	—	506,124
Total Equity	13,738,007	—	—	13,738,007
Exchange-Traded Funds	469,392	—	—	469,392
Short-Term Investments	3,098,061	—	—	3,098,061
Total Investments in Securities	$17,305,460	$—	$—	$17,305,460

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/20/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/20/2009

* Print the name and title of each signing officer under his or her signature.